RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party balances and transactions

	As of June 30, 2022	As of December 31, 2021
Amount due from related parties
Asia Food People Sdn Bhd (1)	$3,078	$3,252
G2lux Sdn Bhd (2)	44,747	37,099
Ho Wah Genting Berhad (3)	4,168	5,030
Snatch Asia Sdn Bhd (4)	4,765	4,424
Total Amount due from related parties	$56,758	$49,805

Amount due to related parties
Ho Wah Genting Group Sdn Bhd (5)	$860,995	$626,308
Dato’ Lim Hui Boon (6)	68,066	71,857
Ho Wah Genting Holding Sdn Bhd (7)	56,721	59,880
Grande Legacy Inc. (8)	3,208,909	3,506,976
HWGG Capital P.L.C. (9)	60,000	2,012
Total Amount due to related parties	$4,254,691	$4,267,033

The related party balances are unsecured, interest-free and repayable on demand.

(1)	The Chief Executive Officer, Chief Financial Officer Chairman and a director of the Company, Leong Yee Ming, is also a director of Asia Food People Sdn Bhd (“AFP”). The amount due from AFP as at June 30, 2022 and December 31, 2021, were advances made to AFP.

(2)	The Chief Executive Officer, Chief Financial Officer, Chairman and a director of the Company, Leong Yee Ming, is also a director of G2lux Sdn Bhd (“G2lux”). The amount due from G2lux as at June 30, 2022 and December 31, 2021, were advances made to G2lux.

(3)	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Berhad (“HWGB”), a company listed in Bursa Malaysia Main Market.

(4)	The Chief Executive Officer, Chief Financial Officer and a director of the Company, Leong Yee Ming, is also a director of Snatch Asia Sdn Bhd (“SASB”). The amount due from SASB as at June 30, 2022 and December 31, 2021, were advances made to SASB.

(5)	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Group Sdn Berhad (“HWGGSB”).

(6)	The amount due to the President of the Company, Dato’ Lim Hui Boon, as June 30, 2022 and December 31, 2021, were advances made to the Company.

(7)	A former director of the Company, Lim Wee Kiat, who is also a son of the President of the Company, is also a director of Ho Wah Genting Holding Sdn Bhd.

On February 1, 2022, VitaxelSB, the Company’s subsidiary, entered into a three-year lease arrangement with Ho Wah Genting Holding Sdn Bhd (the “Lease”), pursuant to which the Company is leasing this space for its corporate office. They monthly rent of $3,220 commenced on May 1, 2022. The Lease may be terminated by any party by a three-month advanced written notice.

(8)	The Chief Executive Officer, Chief Financial Officer, Chairman and a director of the Company, Leong Yee Ming, is also a director of Grande Legacy Inc. (“GL”).

The Company recognized management fee income of $50,000 and $240,000 charged to GL for the six months ended June 30, 2022 and 2021 respectively.

(9)	Lim Chun Hoo, a son of the President, Dato’ Lim Hui Boon, is a shareholder and former director of HWGG Capital P.L.C.

(10)	Payments in form of fees have been made to the following officers of the Company:

	June 30, 2022	June 30, 2021

Lim Wee Kiat	$25,287	$26,357
Leong Yee Ming	19,902	20,500
	$45,189	$46,857

	As of December 31, 2021	As of December 31, 2020
Amount due from related parties
Asia Food People Sdn Bhd (1)	$3,252	$3,074
G2lux Sdn Bhd (2)	37,099	21,606
Ho Wah Genting Berhad (3)	5,030	5,226
Snatch Asia Sdn Bhd (4)	4,424	4,426
Total Amount due from related parties	$49,805	$34,332

Amount of due to related parties
Ho Wah Genting Group Sdn Bhd (5)	626,308	83,339
Dato’ Lim Hui Boon (6)	71,857	49,778
Ho Wah Genting Holding Sdn Bhd (7)	59,880	62,223
Grande Legacy Inc. (8)	3,506,976	4,206,469
Grandelife Inc (9)	2,012	—
Total Amount due to related parties	$4,267,033	$4,401,809

The related party balances are unsecured, interest-free and repayable on demand.

(1)	A director of the Company, Leong Yee Ming, is also a director of Asia Food People Sdn Bhd (“AFP”). The amount due from AFP as at December 31, 2021 were advances made to AFP.

(2)	A director of the Company, Leong Yee Ming, is also a director of G2lux Sdn Bhd (“G2lux”). The amount due from G2lux as at December 31, 2021 were advances made to G2lux.

(3)	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Berhad (“HWGB”), a company listed in Bursa Malaysia Main Market.

(4)	A director of the Company, Leong Yee Ming, is also a director of Snatch Asia Sdn Bhd (“SASB”). The amount due from SASB as at December 31, 2020 were advances made to SASB.

(5)	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Group Sdn Berhad (“HWGGSB”).

(6)	The amount due to the President of the Company, Dato’ Lim Hui Boon, as at December 31, 2021 were advances made to the Company.

(7)	A former director of the Company, Lim Wee Kiat, is also a director of Ho Wah Genting Holding Sdn Bhd.

(8)	A director of the Company, Leong Yee Ming, is also a director of Grande Legacy Inc. (“GL”).

The Company recognized management fee income of $440,000 and $480,000 charged to GL for the year ended December 31, 2021 and 2020 respectively.

The Company also recognized royalty income of $nil and $296 charged to GL for the year ended December 31, 2021 and 2020 respectively.

The Company billed GL for sales of $2,761 and $17,490 for the year ended December 31, 2021 and 2020 respectively.

(9)	A director of the Company, Leong Yee Ming, is also a director of Grandelife Inc (“GR”). The amount due from GR as at December 31, 2021 were advances made by GR to the Company.

(10)	Total payment made in the form of compensation, which includes salary, bonus, stock awards and all other compensation have been made to the following officers of the Company:

	December 31, 2021	December 31, 2020

Lim Wee Kiat	$52,125	$46,397
Leong Yee Ming	44,886	43,819
	$97,011	$90,216